Debt securities in issue (Tables)	6 Months Ended
Jun. 30, 2018
Debt securities in issue
Schedule of Debt Securities

	30 June 2018			31 December 2017
	At fair			At fair
	value			value
	through	At		through	At
	profit or	amortised		profit or	amortised
	loss	cost	Total	loss	cost	Total
	£m	£m	£m	£m	£m	£m

Medium-term notes issued	7,043	36,153	43,196	7,815	29,418	37,233
Covered bonds	—	26,712	26,712	—	26,132	26,132
Certificates of deposit	—	12,066	12,066	—	9,999	9,999
Securitisation notes	54	4,972	5,026	—	3,660	3,660
Commercial paper	—	10,390	10,390	—	3,241	3,241

	7,097	90,293	97,390	7,815	72,450	80,265